F. LEASES (Tables)	12 Months Ended
Jun. 25, 2017
Leases [Abstract]
Schedule of Future Minimum Lease rental payments

Future minimum rental payments under active non-cancelable leases with initial or remaining terms of one year or more at June 25, 2017 were as follows (in thousands):

<BTB>	Operating
   	Leases

2018	$2,485
2019	2,246
2020	2,272
2021	2,347
2022	2,258
Thereafter	6,381
$17,989

Schedule of Future minimum sublease rental income

Future minimum sublease rental income under active non-cancelable leases with initial or remaining terms of one year or more at June 25, 2017 were as follows (in thousands):

<BTB>	Sublease Rental
   	Income

2018	$187
2019	162
2020	168
2021	174
2022	175
Thereafter	350
$1,216

Schedule of Rental expense
                	Fiscal Year Ended
	June 25,	June 26,
	2017	2016
Minimum rentals	$1,878	$3,090
Sublease rentals	(129)	(257)
	$1,749	$2,833